Incentive Stock Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of period (in shares)	1,328,696
Granted at fair value (in shares)	0
Exercised (in shares)	(163,962)
Forfeited (in shares)	(5,157)
Outstanding at end of period (in shares)	1,159,577	1,328,696
Exercisable at end of the period (in shares)	1,159,577
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 0.54
Granted at fair value (in dollars per share)	0
Exercised (in dollars per share)	0.56
Forfeited (in dollars per share)	1.08
Outstanding at end of period (in dollars per share)	0.54	$ 0.54
Exercisable at the end of the period (in dollars per share)	$ 0.54
Outstanding, weighted-average contractual term (years)	2 years 8 months 1 day	3 years 8 months 1 day
Exercisable, weighted-average contractual term (years)	2 years 8 months 1 day
Outstanding, aggregate intrinsic value	$ 17,990	$ 8,529
Exercisable, aggregate intrinsic value	$ 17,990